Shareholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended
	May 08, 2017	Feb. 17, 2015	Feb. 03, 2014	Jul. 18, 2018	Nov. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Shareholders' Equity (Textual)
Issuance of ordinary shares						$ 349	$ 746	$ 1,283
Trading description						For each Ordinary Share purchased under the SEDA, YA will pay 95% for 2014 SEDA and 93% for 2015 and 2017 SEDA, of the lowest daily VWAP (as defined below) of the Ordinary Shares during the five consecutive trading days (or, for the 2015 and 2017 SEDA, commencing June 2016, three consecutive trading days), following the date of an advance notice from the Company (provided such VWAP is greater than or equal to 90% of the last closing price of the Ordinary shares at the time of delivery of the advance notice). Notwithstanding the forgoing, the notice shall not exceed $500 for the 2014, 2015 and 2017 SEDA.
Ordinary shares, shares authorized				4,000,000		6,000,000	4,000,000
Increase in authorized share				2,000,000
Increase in common shares authorized prior to amendment				6,000,000
Stock option compensation expenses						$ 67	$ 60	$ 124
Prepaid expenses						$ 112	$ 140
Business acquisition, description										The Company issued 162,734 Ordinary Shares as part of the consideration for the iDnext business acquisition, representing a value of $298.
Standby Equity Distribution Agreement One [Member]
Shareholders' Equity (Textual)
Agreement period, Description						Three-year period
Standby Equity Distribution Agreement Two [Member]
Shareholders' Equity (Textual)
Agreement period, Description						Forty-month period
Standby Equity Distribution Agreement Three [Member]
Shareholders' Equity (Textual)
Agreement period, Description						Four-year
Affiliated Entity [Member]
Shareholders' Equity (Textual)
Shares issued for services							0
iDnext [Member]
Shareholders' Equity (Textual)
Shares issued for services								4,882
Stock Option [Member]
Shareholders' Equity (Textual)
Stock option compensation expenses						$ 67	$ 60	$ 124
Options still available for future grants						310,433
Vesting period						4 years
Stock option plan expiration date					May 31, 2023
Weighted-average grant-date fair value of options granted						$ 1.15	$ 0.93	$ 1.2
Weighted-average grant-date fair value of unvested options						$ 2.43
Total intrinsic value of options exercised						$ 0	$ 0	$ 0
Unrecognized compensation cost related to non-vested share-based compensation arrangements						$ 163	$ 107
Share based compensation options description					On November 2016, December 2017 and July 2018, the Company's shareholders approved an increase in the number of options for Ordinary Shares available for issuance under the Plan by 125,000, 100,000 and 200,000, respectively, resulting in 700,000 options for Ordinary Shares available for issuance under the Plan. Any option which is canceled or forfeited before expiration will become available for future grants.	Each option granted under the Plan expires between 4-10 years from the date of the grant.
Options exercised								(10,000)
Ya Global [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares	$ 2,000	$ 1,300	$ 2,000
Number of ordinary shares issued, shares						197,025	354,096	565,402
Number of ordinary shares issued						$ 377	$ 606	$ 1,260
Ordinary shares issued for commitment fee							67,307		28,930		13,711
Issuance expenses						$ 23	$ 22	$ 24